Share Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 6,765	$ 3,153	$ 2,257
Unrecognized stock based compensation	$ 12,200
Period for recognition of share based compensation (years)	3 years 6 months
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 3,116	1,145	916
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 3,649	$ 2,008	$ 1,341